Supplemental Natural Gas Disclosures (Tables)	12 Months Ended
Dec. 31, 2015
Oil And Gas Exploration And Production Industries Disclosures [Abstract]
Capitalized Costs Related to Natural Gas Producing Activities

Capitalized costs related to our oil and gas producing activities are as follows:

Capitalized Costs Relating to

Natural Gas Producing Activities

At December 31, 2015

(In thousands)

Proved natural gas properties	$76,277
Accumulated depreciation, depletion and amortization and valuation allowances	(54,071)
Net capitalized costs	$22,206

Summary of Estimated Quantities of Proved Natural Gas Reserves

Estimated quantities of proved natural gas reserves are summarized as follows:

	Proved	Proved
	Developed	Undeveloped
	Reserves	Reserves
	Natural	Natural
	Gas (MMcf)	Gas (MMcf)
Year-end 2014	27,000	32,193
Revisions of previous estimates	1,549	(24,097)
Production	(3,742)	—
Year-end 2015	24,807	8,096

Estimates of Future Cash Flows from Proved Natural Gas Reserves

Estimates of future cash flows from proved natural gas reserves are shown in the following table.  Estimated income taxes are calculated by applying the appropriate tax rates to the estimated future pre-tax net cash flows less depreciation of the tax basis of properties and the statutory depletion allowance.

2015
(In thousands)
Future cash inflows	$32,476
Future production and development costs	(11,345)
Future income tax expenses	—
Future net cash flows	21,131
10% annual discount for estimated timing of cash flows	(9,069)
Standardized measure of discounted future net cash flows	12,062

Changes in Standardized Measure of Discounted Future Net Cash Flow

Changes in the standardized measure of discounted future net cash flow follows:

For the Year
2015
(In thousands)
Net change in sales prices and production costs	$(49,562)
Net change in future development costs	15,563
Sales of natural gas, net of production costs	(10,088)
Net change due to revisions of quantity estimates	(9,705)
Accretion of discount	(6,346)
Net change in income taxes	14,207
Other	3,818
Aggregate change for the year	$(42,113)